Income tax (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Tax Expense (Benefit)	$ 476	$ 109	$ 1,426	$ 261